Fair value - Summary of fair value measurement of assets and liabilities levels of hierarchy (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	S/ 51,327,835	S/ 44,960,052
Financial liabilities at amortized cost	62,245,027	56,273,162
Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	38,093,224	33,681,950
Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	169,138
Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	3,979,637	4,293,361
Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	6,890,290	6,496,778
Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	139,685	132,961
Insurance Contract Liabilitites [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	11,338,810	10,300,468
Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	1,634,243	1,367,644
Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	11,128,875	8,380,411
Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	85,006	495,037
Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	2,206,986	1,884,067
Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	37,136,853	32,960,917
Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	139,685	132,961
Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	630,430	1,106,659
Level 1 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	929,333	700,177
Financial liabilities at amortized cost	5,073,917	5,569,970
Level 1 [member] | Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0
Level 1 [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0
Level 1 [member] | Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0
Level 1 [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	5,073,917	5,569,970
Level 1 [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0
Level 1 [member] | Insurance Contract Liabilitites [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0
Level 1 [member] | Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0
Level 1 [member] | Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	0
Level 1 [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	0
Level 1 [member] | Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	929,333	700,177
Level 1 [member] | Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	0
Level 1 [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	0
Level 1 [member] | Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	0
Level 2 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	51,498,528	44,548,146
Financial liabilities at amortized cost	57,408,520	50,687,472
Level 2 [member] | Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	38,099,641	33,699,626
Level 2 [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	169,138
Level 2 [member] | Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	3,982,373	4,291,346
Level 2 [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	2,044,630	895,427
Level 2 [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	139,685	132,961
Level 2 [member] | Insurance Contract Liabilitites [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	11,338,810	10,300,468
Level 2 [member] | Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	1,634,243	1,367,644
Level 2 [member] | Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	11,128,875	8,380,411
Level 2 [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	85,006	495,037
Level 2 [member] | Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	1,398,970	1,156,148
Level 2 [member] | Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	38,115,562	33,276,930
Level 2 [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	139,685	132,961
Level 2 [member] | Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	630,430	1,106,659
Level 3 [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	0
Financial liabilities at amortized cost	0
Level 3 [member] | Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0
Level 3 [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0
Level 3 [member] | Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0
Level 3 [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0
Level 3 [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0
Level 3 [member] | Insurance Contract Liabilitites [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0
Level 3 [member] | Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	0
Level 3 [member] | Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	0
Level 3 [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	0
Level 3 [member] | Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	0
Level 3 [member] | Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	0
Level 3 [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	0
Level 3 [member] | Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	0
Fair value [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	52,427,861	45,248,323
Financial liabilities at amortized cost	62,482,437	56,257,442
Fair value [member] | Deposits And Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	38,099,641	33,699,626
Fair value [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	169,138
Fair value [member] | Due To Banks And Correspondents [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	3,982,373	4,291,346
Fair value [member] | Bonds Notes And Other Obligations [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	7,118,547	6,465,397
Fair value [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	139,685	132,961
Fair value [member] | Insurance Contract Liabilitites [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	11,338,810	10,300,468
Fair value [member] | Other accounts payable and other liabilities [member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial liabilities at amortized cost	1,634,243	1,367,644
Fair value [member] | Cash and due from banks [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	11,128,875	8,380,411
Fair value [member] | Inter Bank Funds [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	85,006	495,037
Fair value [member] | Financial Investments [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	2,328,303	1,856,325
Fair value [member] | Loans Net [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	38,115,562	33,276,930
Fair value [member] | Due From Customers On Acceptances [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	139,685	132,961
Fair value [member] | Accounts receivable and other assets, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities Levels Of Hierarchy [Line Items]
Financial assets at amortized cost	S/ 630,430	S/ 1,106,659